EQUIPMENT (Details Narrative B) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 26, 2014	May. 31, 2015	May. 31, 2014	Feb. 28, 2015	Feb. 28, 2014
Depreciation		$ 24,845	$ 9,222	$ 61,897	$ 21,796
Research equipment agreement				318,603
Equipment payment				21,115
Security deposit				238,952
Minimum [Member]
Equipment payment				$ 10,260
Equipment Purchase Agreement [Member]
Research equipment agreement	$ 318,603
Equipment payment	21,115
Security deposit	238,952
Equipment Purchase Agreement [Member] | Minimum [Member]
Equipment payment	$ 10,260
Research and Development Expense [Member]
Depreciation		21,160	5,665
General and Administrative Expense [Member]
Depreciation		$ 3,685	$ 3,557